Financial risk management - Liquidity risks (Details) - USD ($)	Dec. 31, 2024	Sep. 08, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Cash and cash equivalents	$ 891,910,000		$ 458,015,000	$ 857,747,000
Carrying amount
Lease obligations	818,205,000		872,120,000	$ 870,163,000
Other long-term liabilities	150,462,000		154,918,000
Long-term debt	2,414,935,000		2,141,801,000
Cash flow hedges	36,811,000		91,183,000
Financial liabilities	3,727,171,000		3,805,825,000
Liquidity risk
Carrying amount
Trade and other payables	415,120,000
Lease obligations	818,205,000
Other long-term liabilities	27,483,000
Long-term debt	2,414,935,000
Cash flow hedges	36,811,000
Financial liabilities	3,712,554,000
Contractual cash flows
Trade and other payables	415,120,000
Lease obligations	1,080,605,000
Other long-term liabilities	51,148,000
Long-term debt	3,377,269,000
Cash flow hedges	45,635,000
Financial liabilities	4,969,777,000
Liquidity risk | 1 year or less
Contractual cash flows
Trade and other payables	415,120,000
Lease obligations	168,554,000
Other long-term liabilities	2,200,000
Long-term debt	148,253,000
Cash flow hedges	15,038,000
Financial liabilities	749,165,000
Liquidity risk | 1-3 years
Contractual cash flows
Trade and other payables	0
Lease obligations	263,767,000
Other long-term liabilities	4,400,000
Long-term debt	989,912,000
Cash flow hedges	5,808,000
Financial liabilities	1,263,887,000
Liquidity risk | 3-5 years
Contractual cash flows
Trade and other payables	0
Lease obligations	225,729,000
Other long-term liabilities	4,400,000
Long-term debt	924,064,000
Cash flow hedges	4,330,000
Financial liabilities	1,158,523,000
Liquidity risk | Thereafter
Contractual cash flows
Trade and other payables	0
Lease obligations	422,555,000
Other long-term liabilities	40,148,000
Long-term debt	1,315,040,000
Cash flow hedges	20,459,000
Financial liabilities	1,798,202,000
Undrawn credit facility
Disclosure of financial liabilities [line items]
Undrawn credit facility	$ 500,000,000	$ 600,000,000	$ 300,000,000